Advances to Joint Venture Partner - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances To Joint Venture Partners [Line Items]
Advances to joint venture partner	$ 14,004,000	$ 10,200,000
Commercial Paper [Member]
Advances To Joint Venture Partners [Line Items]
Advances to joint venture partner	3,600,000
Interest bearing percentage on promissory note	8.00%
Teekay Tangguh Joint Venture [Member]
Advances To Joint Venture Partners [Line Items]
Advances to joint venture partner	$ 14,004,000	$ 10,200,000
Partnership owns percentage in joint venture	69.00%